UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Shares	Value
Investment Companies — 0.2%
VanEck Vectors High-Yield Municipal Index ETF	50,000	$1,612,500

Municipal Bonds	Par (000)
Alabama — 2.5%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	$200	226,454
5.75%, 6/01/45	355	398,037
6.00%, 6/01/50	450	511,497
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	423,272
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	3,033,711
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,355,089
Lower Alabama Gas District, RB, Series A:
5.00%, 9/01/34	8,000	10,153,920
5.00%, 9/01/46	1,900	2,506,765
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	710	835,761

		22,444,506
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	735	746,723
5.00%, 6/01/32	1,510	1,495,338

		2,242,061
Arizona — 1.1%
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,498,956
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	461,920
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (a)	465	549,621
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (a)	810	972,105

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	$300	$324,948
Basis Schools, Inc. Projects, 5.00%, 7/01/45	895	959,127
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	295	319,532
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	325	348,286
Legacy Traditional School Projects, 5.00%, 7/01/35	315	337,570
Legacy Traditional School Projects, 5.00%, 7/01/45	250	266,203
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,625	2,057,737
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,544,620

		9,640,625
Arkansas — 0.3%
Arkansas Development Finance Authority, RB, Series A:
4.00%, 7/01/39	1,365	1,336,936
4.00%, 7/01/42	950	921,680
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	825,128

		3,083,744
California — 8.2%
Alameda Corridor Transportation Authority, Refunding RB, Series B, 5.00%, 10/01/35	5,210	6,269,453
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,123,980
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,182,860
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	299,490
California Municipal Finance Authority, RB, Urban Discovery Academy Project (a):
5.50%, 8/01/34	310	331,105
6.00%, 8/01/44	655	705,782

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB, Urban Discovery Academy Project (a) (continued):
6.13%, 8/01/49	$570	$615,110
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	342,221
6.90%, 7/01/43	650	762,125
California Statewide Communities Development Authority, RB, Series A:
Loma Linda University Medical Center, 5.00%, 12/01/41 (a)	945	1,073,671
Loma Linda University Medical Center, 5.00%, 12/01/46 (a)	1,260	1,426,005
Loma Linda University Medical Center, 5.25%, 12/01/56 (a)	3,780	4,330,179
Sutter Health, 6.00%, 8/15/42	400	473,812
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,926,307
John Muir Health, Series A, 4.00%, 8/15/51	3,580	3,867,044
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,541,125
Series B, 6.00%, 5/01/43	3,485	3,512,566
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	560,110
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	375,023
6.50%, 5/01/42	760	917,548
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	301,037
County of California Tobacco Securitization Agency, RB (b):
5.45%, 6/01/28	500	514,850
Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	4,260	4,386,522

Municipal Bonds	Par (000)	Value
California (continued)
County of California Tobacco Securitization Agency, RB (b) (continued):
Asset-Backed, Los Angeles County Securitization Corp., 5.60%, 6/01/36	$1,385	$1,426,134
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	1,665	1,665,000
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,487,874
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.75%, 6/01/47	10,955	11,119,435
5.13%, 6/01/47	3,060	3,057,430
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	325,767
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (a):
3.00%, 8/01/21	675	697,154
0.00%, 8/01/23 (c)	1,000	737,210
0.00%, 8/01/26 (c)	580	363,579
0.00%, 8/01/31 (c)	1,155	557,738
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (c)	3,000	718,950
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	166,482
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 6/01/25	880	894,036
5.00%, 6/01/37	7,410	7,410,148

2	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1 (continued):
5.13%, 6/01/46	$3,590	$3,569,142

		74,034,004
Colorado — 2.3%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	535	574,799
Central Platte Valley Metropolitan District, GO, 5.00%, 12/01/43	1,250	1,338,438
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	470,106
5.00%, 12/01/42	545	562,467
Colorado Health Facilities Authority, Refunding RB, Series A (a):
6.13%, 12/01/45	375	413,235
6.25%, 12/01/50	1,235	1,362,242
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	832,276
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,177,773
Denver Health & Hospital Authority, RB, Series A:
5.00%, 12/01/39	900	1,020,897
5.25%, 12/01/45	1,350	1,554,916
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	4,850	5,354,933
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	1,020,520
Leyden Rock Metropolitan District No 10, GO, Series A, 5.00%, 12/01/45	1,250	1,276,813
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,726,590
6.00%, 1/15/41	1,000	1,149,080

Municipal Bonds	Par (000)	Value
Colorado (continued)
Tallyns Reach Metropolitan District No 3, GO, 6.75%, 11/01/38	$1,220	$1,260,504

		21,095,589
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	1,515	1,581,811
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	1,435	1,498,944
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (a)	2,045	2,133,180

		5,213,935
Delaware — 0.7%
Delaware State Economic Development Authority, RB, 5.00%, 6/01/46	1,000	1,076,330
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,115	5,545,888

		6,622,218
District of Columbia — 0.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	385	398,456
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (c)	3,005	1,886,749
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	203,813
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,779,871

		4,268,889
Florida — 5.0%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,405	1,487,333

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A:
1st Mortgage, 8.25%, 1/01/44 (e)(f)	$445	$390,545
1st Mortgage, 8.25%, 1/01/49 (e)(f)	950	834,262
5.75%, 1/01/50	570	570,097
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	625	647,525
5.00%, 5/01/34	1,250	1,295,438
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, 5.00%, 12/01/55	2,600	2,978,118
County of Alachua Florida Health Facilities Authority, RB:
5.00%, 12/01/44	2,720	3,137,003
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,282,620
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (a)	1,490	1,785,735
County of Hillsborough Florida IDA, RB, Tampa General Hospital Project, 5.25%, 10/01/41	895	895,116
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,131,100
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/20 (d)	1,500	1,767,930
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,231,220
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	695	727,040
6.00%, 6/15/34	835	876,900
6.13%, 6/15/44	3,225	3,372,576
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,136,300

Municipal Bonds	Par (000)	Value
Florida (continued)
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	$1,425	$1,508,505
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	632,229
Lakewood Ranch Stewardship District:
Special Assessment Bonds, 4.25%, 5/01/25	175	185,190
Special Assessment Bonds, 4.88%, 5/01/35	290	305,840
Special Assessment Bonds, 4.88%, 5/01/45	580	606,680
Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 4.00%, 5/01/21	245	252,132
Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 4.25%, 5/01/26	200	207,006
Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 5.00%, 5/01/36	565	590,809
Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 5.13%, 5/01/46	1,120	1,176,739
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (d)	1,450	1,871,849
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,750	1,895,670
5.00%, 5/01/37	890	955,976
Pine Island Community Development District, RB, 0.00%, 11/01/24 (c)	2,430	1,585,162
Santa Rosa Bay Bridge Authority, RB:
6.25%, 7/01/28 (e)(f)	425	281,871
(ACA), 6.25%, 7/01/28	70	54,144
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (b)	40	32,328

4	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District:
Series 1, 0.00%, 5/01/40 (b)	$205	$128,162
Series 1, 6.65%, 5/01/40 (e)(f)	5	5,102
Series 3, 6.61%, 5/01/40 (e)(f)	135	1
Series 3, 6.65%, 5/01/40 (e)(f)	105	1
Tolomato Community Development District, Refunding, Special Assessment Bonds (continued):
Convertible CAB, Series A3, 0.00%, 5/01/40 (b)	90	54,410
Convertible CAB, Series A4, 0.00%, 5/01/40 (b)	50	22,420
Series 2, 0.00%, 5/01/40 (b)	125	66,211
Series A1, 6.65%, 5/01/40	140	141,113
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	677,760
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,675	1,875,966
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,400	1,697,514
5.50%, 5/01/42	525	604,853

		44,962,501
Georgia — 0.3%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	120	123,970
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	774,090
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/19 (d)	225	263,878
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	681,939

Municipal Bonds	Par (000)	Value
Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design, 5.00%, 4/01/44	$1,075	$1,231,692

		3,075,569
Guam — 0.8%
Guam Government Waterworks Authority, RB, Water & Wastewater System, 5.50%, 7/01/43	1,520	1,753,654
Territory of Guam, GO, Series A:
6.00%, 11/15/19	80	87,997
6.75%, 11/15/19 (d)	1,650	1,941,440
7.00%, 11/15/19 (d)	2,660	3,150,238

		6,933,329
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (a)	1,345	1,397,428
Idaho — 0.5%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	1,400	1,395,310
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,623
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 9/01/33	1,000	986,140
5.00%, 9/01/37	1,000	1,143,700
Idaho Housing & Finance Association, RB, Idaho Arts Charter School, Inc., 5.00%, 12/01/46 (a)	1,000	1,087,650

		4,878,423
Illinois — 4.0%
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	3,000	3,104,880
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	4,500	4,680,180
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 1/01/46	3,000	3,407,430
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,885,589

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	$1,400	$1,585,486
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,073,020
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,805	3,027,296
Presence Health Network, Series C, 4.00%, 2/15/41	3,410	3,394,075
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	362,165
Rogers Park Montessori School Project, Series 2014, 6.13%, 2/01/45	790	852,505
Roosevelt University Project, 6.50%, 4/01/44	830	905,588
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,115,660
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	3,925	4,544,483
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,455	1,113,063
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	725,618
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	463,355
State of Illinois, GO:
5.00%, 2/01/39	500	535,760
Series A, 5.00%, 4/01/35	1,460	1,564,449
Series A, 5.00%, 4/01/38	2,190	2,333,664

		36,674,266
Indiana — 1.6%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,702,635
7.13%, 11/15/47	1,500	1,698,360
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	655,347
7.00%, 1/01/44	1,270	1,601,190

Municipal Bonds	Par (000)	Value
Indiana (continued)
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 1/01/29 (a)	$3,405	$3,427,337
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	413,116
5.00%, 7/01/48	1,230	1,365,411
5.25%, 1/01/51	2,500	2,809,700
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	780,093

		14,453,189
Iowa — 2.6%
Iowa Finance Authority, Refunding RB:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,403,241
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	923,241
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,445,968
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	3,090	3,246,076
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 6/01/34	1,200	1,207,524
Asset-Backed, Series C, 5.50%, 6/01/42	2,000	2,000,000
Asset-Backed, Series C, 5.63%, 6/01/46	3,345	3,353,563
Series C, 5.38%, 6/01/38	3,075	3,075,031
Xenia Rural Water District, Refunding RB:
5.00%, 12/01/36	2,000	2,327,300
5.00%, 12/01/41	2,000	2,302,820

		23,284,764
Kansas — 0.2%
City of Wichita Kansas, RB:
5.25%, 12/01/36	500	530,300

6	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Kansas (continued)
City of Wichita Kansas, RB (continued):
5.38%, 12/01/46	$1,500	$1,593,480

		2,123,780
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, Refunding RB:
Baptist Life Communities Project, Series S, 6.25%, 11/15/46	930	955,185
Baptist Life Communities Project, Series S, 6.38%, 11/15/51	910	936,235
Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	250	203,390
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	3,000	3,582,600

		5,677,410
Louisiana — 1.7%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (a)	1,125	1,207,991
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,943,596
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	749,393
Louisiana Public Facilities Authority, Refunding RB, Entergy Louisiana:
Series A, 3.38%, 9/01/28	750	778,597
Series B, 3.50%, 6/01/30	6,190	6,453,818

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	$3,910	$4,449,971

		15,583,366
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,220,125
Maryland — 0.8%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	837,960
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,910	3,326,479
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,669,020
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	294,860
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 7/01/39	950	1,074,175

		7,202,494
Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/41	5,000	4,895,050
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 7/01/45	1,510	1,583,869
Boston Medical Center, Series D, 5.00%, 7/01/44	5,865	6,752,081
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	398,118
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	369,774
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	18,047
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (c)	94	518

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued):
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	$2,480	$2,724,181
Seven Hills Foundation and Affiliates, 5.00%, 9/01/45	2,230	2,443,143
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	3,000	3,046,560
Emmanuel College Issue, Series A, 4.00%, 10/01/46	6,660	6,921,871
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	603,922

		29,757,134
Michigan — 0.8%
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,092,660
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	350	381,500
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	800	891,080
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (d)	1,710	1,957,557
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	3,180	3,270,312

		7,593,109
Minnesota — 1.0%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	2,065	2,237,138
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 7/01/40	500	551,960
City of Ham Lake Minnesota, RB, Series A:
5.00%, 7/01/36	680	717,550
5.00%, 7/01/47	2,050	2,138,130

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Rochester Minnesota, RB, Health Care And Facility Homestead Rochester Incorporate, 5.00%, 12/01/49	$1,445	$1,543,520
Minnesota Municipal Power Agency, RB, 5.00%, 10/01/47	1,340	1,604,047
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	575,150

		9,367,495
Missouri — 0.9%
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (a):
5.75%, 11/15/36	1,400	1,443,078
6.00%, 11/15/46	1,000	1,039,420
6.00%, 11/15/51	560	577,041
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	499,471
Lees Summit Industrial Development Authority, RB, John Knox Obligated Group, 5.25%, 8/15/39	1,890	2,150,140
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,341,262

		8,050,412
Nebraska — 0.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	886,205
Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	735	767,245
4.00%, 8/01/23	455	474,715

		1,241,960
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	493,825

8	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey — 5.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	$5,750	$5,999,780
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,155	1,203,753
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,719,615
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	655	693,802
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,203,590
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	935,584
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,674,520
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,570,501
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,121,999
New Jersey EDA, Refunding RB:
5.00%, 6/01/36	1,370	1,418,799
5.00%, 6/01/41	580	597,910
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/32	1,140	1,394,106
Princeton HealthCare System, 5.00%, 7/01/33	1,450	1,767,579
St. Joseph’s Healthcare System, 6.63%, 7/01/18 (d)	725	797,674
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	1,895	1,959,165
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA:
5.25%, 6/15/41	1,265	1,430,879
5.00%, 6/15/44	2,865	3,173,417

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
5.00%, 6/01/29	$3,730	$3,760,549
5.00%, 6/01/41	10,425	10,078,682

		45,501,904
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	2,259,898
New York — 12.3%
Build NYC Resource Corp., RB, 5.50%, 11/01/44	1,970	2,175,235
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	4,475	4,667,156
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	485	487,401
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	8,200	8,652,312
5.00%, 6/01/42	4,520	4,470,054
5.00%, 6/01/45	1,695	1,682,372
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	4,755	4,494,426
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	905	888,547
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,448	1,663,131
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	5,244,137
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	3,210	3,210,064
New York Counties Tobacco Trust, Refunding RB, 5.00%, 6/01/51	730	804,956

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$375	$423,098
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	7,365	8,476,599
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	450	525,469
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,070	1,271,941
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (a)	3,115	4,096,069
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	3,775	5,044,230
New York Transportation Development Corp., RB, AMT:
(AGM), 4.00%, 7/01/41	8,625	9,107,224
Laguardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 7/01/46	10,000	11,297,100
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	7,285	8,069,230
5.00%, 8/01/31	5,125	5,596,295
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	3,895	3,970,018
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 5.00%, 7/01/22 (d)	1,220	1,483,386
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,501,375
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	690,379
Town of Oyster Bay New York, GO:
3.75%, 3/31/17	260	261,230
3.75%, 3/31/17	175	175,828
Town of Oyster Bay New York, GO, Refunding:
Series C, 4.00%, 6/01/18	845	851,735

Municipal Bonds	Par (000)	Value
New York (continued)
Town of Oyster Bay New York, GO, Refunding (continued):
Series D, 3.88%, 6/28/17	$425	$427,367
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/34	3,065	3,068,801
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	5,600	5,627,776

		111,404,941
North Carolina — 0.7%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	1,385	1,544,220
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	3,055	3,507,384
Carolina Village Project, 6.00%, 4/01/38	1,000	1,038,700

		6,090,304
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	11,505	11,266,962
5.75%, 6/01/34	4,460	4,340,561
6.00%, 6/01/42	10,000	9,903,400
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	2,410	2,555,178
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 7/01/42	1,275	1,528,495
County of Hamilton Ohio, RB (g):
5.00%, 1/01/46	860	967,681
5.00%, 1/01/51	1,435	1,601,403
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	765,530

10	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$2,410	$2,687,897

		35,617,107
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	749,294
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (h)	1,425	1,665,497

		2,414,791
Oregon — 0.2%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 7/01/35	620	647,509
5.38%, 7/01/45	1,445	1,518,984

		2,166,493
Pennsylvania — 4.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,289,493
5.00%, 5/01/42	2,730	2,949,001
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	3,000	3,355,920
County of Beaver Pennsylvania IDA, Refunding RB, Series A, 4.00%, 1/01/35 (h)	3,000	2,572,320
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (d)	2,415	2,706,273
6.38%, 1/01/39	265	295,194
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	851,892
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	745	810,180

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Montgomery Pennsylvania IDA, RB:
Acts Retirement Life Communities, Inc., 5.00%, 11/15/36	$4,320	$5,081,875
Foulkeways Gwynedd Project, 4.00%, 12/01/39	1,500	1,543,620
Foulkeways Gwynedd Project, 5.00%, 12/01/46	470	539,861
New Hampshire School III Properties Project, 6.50%, 10/01/37	2,925	2,929,826
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,345	1,490,193
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 7/01/34	1,000	1,121,940
5.00%, 7/01/46	1,750	1,941,852
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	895	1,035,470
U.S. Airways Group, Series A, 7.50%, 5/01/20	1,200	1,374,996
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	6,024,565
Pennsylvania Turnpike Commission, RB, Series A-1, 5.00%, 12/01/41	5,000	5,879,650
Scranton-Lackawanna Health & Welfare Authority, Refunding RB, 5.00%, 6/01/46	725	774,351

		44,568,472
Puerto Rico — 1.6%
Children’s Trust Fund, RB, 5.38%, 5/15/33	140	139,644
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A, 0.00%, 5/15/50 (c)	38,935	3,597,205
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	3,365	3,336,768
Commonwealth of Puerto Rico, GO, Refunding, , 8.00%, 7/01/35 (e)(f)	2,760	1,807,800

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO, Series A (e)(f):
6.00%, 7/01/38	$1,210	$759,287
Refunding, 5.50%, 7/01/39	1,080	685,800
Refunding Series C, 6.50%, 7/01/40	400	252,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	2,590	2,000,361
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24 (b)	460	368,225
6.00%, 7/01/38	1,540	1,197,242

		14,144,332
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,097,950
Series B, 4.50%, 6/01/45	6,350	6,699,441
Series B, 5.00%, 6/01/50	10,650	11,263,120

		19,060,511
South Carolina — 2.2%
South Carolina State Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	5,000	5,745,850
State of South Carolina Ports Authority, RB, AMT, 5.00%, 7/01/45	1,975	2,265,542
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	10,200	12,199,098

		20,210,490
Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	925	1,094,118
Texas — 6.3%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 3/01/24	500	520,845
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	750	26,070

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (c)	$3,000	$2,071,110
CAB, 0.00%, 1/01/29 (c)	500	330,800
CAB, 0.00%, 1/01/30 (c)	1,330	845,228
CAB, 0.00%, 1/01/31 (c)	4,000	2,439,440
Senior Lien, 6.25%, 1/01/21 (d)	765	928,947
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	12,995	14,982,585
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	129,281
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 7/15/38	1,110	1,286,401
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	1,000	1,128,160
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	288,647
5.75%, 8/15/41	280	316,025
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/20 (d)	1,320	1,567,513
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	540,687
5.00%, 1/01/43	520	551,585
5.13%, 1/01/48	1,535	1,629,172
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	350	112,200
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	290	327,024
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	410	456,281

12	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB (continued):
CC Young Memorial Home, Series A, 8.00%, 2/15/38	$330	$368,943
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	861,352
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Barton Creek Senior Living Center, 4.75%, 11/15/35	110	119,030
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,175,226
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	3,960	4,258,347
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 5/15/21 (d)	535	666,503
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	760,415
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (a)	2,565	2,724,415
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	1,038,434
6.00%, 4/01/45	1,355	1,588,290
Newark Higher Education Finance Corp., RB, Series A (a):
5.50%, 8/15/35	325	343,671
5.75%, 8/15/45	645	688,821
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42 (e)(f)	1,330	1,179,138
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	642,660
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, 5.00%, 12/31/55	3,480	3,945,763

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	$1,000	$1,194,460
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	2,043,717
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	1,500	1,598,310

		56,675,496
Utah — 0.6%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,071,850
Spectrum Academy Project, 6.00%, 4/15/45 (a)	2,000	2,120,660
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,156,743

		5,349,253
Virginia — 3.3%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/17 (d)	1,185	1,236,263
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,130,300
Residential Care Facility, 5.00%, 7/01/47	1,015	1,076,184
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (a):
5.00%, 3/01/35	505	537,436
5.00%, 3/01/45	520	548,850
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	593,100
6.88%, 3/01/36	450	516,955
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	5,910	5,759,413
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	535	586,986

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A (a):
5.00%, 7/01/35	$125	$138,131
5.00%, 7/01/45	375	411,439
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	4,095	4,887,874
Express Lanes LLC, 5.00%, 7/01/34	3,300	3,640,329
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40 (h)	7,800	7,961,538

		30,024,798
Washington — 0.4%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	605,321
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,069,561
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35	100	106,968
7.00%, 7/01/45	100	107,956
Washington State Housing Finance Commission, Refunding RB (a):
5.75%, 1/01/35	355	368,174
6.00%, 1/01/45	940	974,535

		3,232,515
Wisconsin — 1.4%
Public Finance Authority, RB, Series A:
4.75%, 12/01/35	870	918,259
5.00%, 12/01/45	2,100	2,238,159
5.15%, 12/01/50	1,315	1,403,605
Voyager Foundation, Inc. Project, 5.13%, 10/01/45	1,850	1,922,557
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	525	550,861
Celanese Project, Series D, 4.05%, 11/01/30	525	548,982
Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	2,150	2,302,155

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	$875	$954,144
Mile Bluff Medical Center, 5.75%, 5/01/39	1,065	1,160,424
St. Johns Communities, Inc., Series A, 7.25%, 9/15/19 (d)	75	87,437
St. Johns Communities, Inc., Series A, 7.63%, 9/15/19 (d)	145	172,238

		12,258,821
Total Municipal Bonds – 86.6%		785,576,599

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.3%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	2,880	3,173,472
California — 0.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (d)	480	536,471
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,678	1,899,418

		2,435,889
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,592	6,169,330
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (d)(j)	939	1,034,433
Florida — 0.4%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,499	3,977,603

14	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Illinois — 1.0%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	$2,480	$2,948,670
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A, 5.00%, 1/01/40	5,011	5,929,384

		8,878,054
Nebraska — 0.9%
County of Sarpy Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	7,322	7,734,839
New York — 6.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (j)	3,015	3,547,268
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,720	2,026,215
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	11,699	14,404,838
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	9,149,377
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,520	2,999,895
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 3/15/36	21,670	26,519,746
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,572,039

		62,219,378
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,514,623

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Ohio — 0.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	$2,010	$2,207,763
Virginia — 0.3%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,798,020
Washington — 1.5%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,463,137
Snohomish County Public Utility District No 1, 5.00%, 12/01/45	8,664	10,233,681

		13,696,818
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (j)	2,179	2,353,578
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.3%		120,193,800
Total Long-Term Investments (Cost — $841,017,710) — 100.1%		907,382,899

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.63% (k)(l)	48,160,310	48,160,310
Total Short-Term Securities (Cost — $48,160,310) — 5.3%		48,160,310
Total Investments (Cost — $889,178,020*) — 105.4%		955,543,209
Other Assets Less Liabilities — 1.5%		13,894,483
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%		(62,555,251)

Net Assets — 100.0%		$906,882,441

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$826,547,435

Gross unrealized appreciation	$69,376,863
Gross unrealized depreciation	(2,853,704)

Net unrealized appreciation	$66,523,159

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	When-issued security.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $6,220,511.

(k)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	48,518,149	(357,839)	48,160,310	$48,160,310	$38,752

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(25)	5-Year U.S. Treasury Note	December 2016	$3,037,891	$2,723
(130)	10-Year U.S. Treasury Note	December 2016	$17,046,250	29,221
(104)	Long U.S. Treasury Bond	December 2016	$17,488,250	141,504
(35)	Ultra U.S. Treasury Bond	December 2016	$6,435,625	67,613
Total				$241,061

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
ETF	Exchange-Traded Fund

16	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016	17

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,612,500	$904,185,237	$1,585,162	$907,382,899
Short-Term Securities	48,160,310	—	—	48,160,310

Total	$49,772,810	$904,185,237	$1,585,162	$955,543,209

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$241,061	—	—	$241,061
[1] See above Schedule of Investments for values in each sector or political subdivision.
[2] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$747,500	—	—	$747,500
Liabilities:
Bank overdraft	—	$(3,136)	—	(3,136)
TOB Trust Certificates	—	(62,472,615)	—	(62,472,615)

Total	$747,500	$(62,475,751)	—	$(61,728,251)

During the period ended September 30, 2016, there were no transfers between levels.

18	BLACKROCK HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	$75,375	$90,903,003
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	15,955	18,075,898
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,882,809
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	16,330	19,221,390

		132,083,100
Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (a):
6.00%, 9/01/19	5,250	6,005,527
6.00%, 9/01/19	1,270	1,452,766
6.00%, 9/01/19	730	835,054

		8,293,347
Arizona — 1.5%
City of Mesa Arizona Utility System, RB, 5.00%, 7/01/35	30,000	34,768,800
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	115	118,083
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,981,903
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	2,000	2,363,960
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (b)	3,500	4,200,455
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	2,280	2,443,362
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	1,200	1,330,668
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	529,555

Municipal Bonds	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	$54,015	$56,711,429

		106,448,215
California — 15.2%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	13,188,173
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.25%, 11/15/46	10,500	10,558,170
Series B, 6.00%, 8/15/42	21,340	25,242,232
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	30,124,148
Stanford Hospital, Series A-3, 5.50%, 11/15/40	8,000	9,598,960
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	11,600	13,740,548
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,875	2,975,740
Series E, 5.50%, 7/01/31	1,920	1,987,277
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	24,300	27,438,588
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	8,850,885
5.75%, 5/01/23	17,000	18,299,140
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	46,786,800
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E (a):
6.00%, 9/01/19	4,915	5,628,461
6.00%, 9/01/19	9,450	10,821,762
City of Los Angeles Department of Airports, Refunding RB, AMT, 5.50%, 5/15/22	11,300	12,135,070

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, AMT:
(AGM), 5.00%, 3/01/37	$35,000	$35,560,700
Series A (AMBAC), 5.50%, 3/01/32	6,530	6,651,327
Series A-1, 5.75%, 3/01/34	7,010	8,237,731
Series A-1, 6.25%, 3/01/34	5,250	6,285,930
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,826,723
6.50%, 5/01/42	5,130	6,193,449
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,211,900
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,696,313
County of Orange California Airport, ARB, Series B, 5.25%, 7/01/34	13,045	13,485,660
County of Orange California Sanitation District, COP (a):
Series A, 5.00%, 2/01/19	10,000	10,959,000
Series B (AGM), 5.00%, 2/01/17	25,000	25,351,500
County of Orange California Water District, COP, Refunding:
5.00%, 8/15/39	15,000	16,721,700
Series A, 5.00%, 8/15/41	7,110	7,902,481
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,920	18,362,768
6.00%, 7/01/41	13,285	14,417,812
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	3,755	4,002,642
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	12,830	15,524,300
5.50%, 3/01/41	26,390	31,339,444
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	31,455,109
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	8,358,200

Municipal Bonds	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.75%, 6/01/47	$50,000	$50,750,500
5.13%, 6/01/47	52,500	52,455,900
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	3,500	4,340,420
Los Angeles Department of Water & Power, RB, (AMBAC), 5.00%, 7/01/37	27,500	28,322,525
Metropolitan Water District of Southern California, RB, Series A:
Authorization, 5.00%, 1/01/39	10,000	10,919,200
5.00%, 7/01/37	10,000	10,326,000
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	13,375	14,922,755
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	13,158,429
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 5/01/31	13,010	15,100,317
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 8/01/32	18,000	18,637,200
San Diego Public Facilities Financing Authority, RB, Water Utility, Series B, 5.38%, 8/01/19 (a)	15,000	16,855,800
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	25,877,070
Santa Clara County Financing Authority, Refunding RB, Series Q, 4.00%, 5/15/32	17,485	19,827,291
State of California, GO, Refunding,:
4.00%, 9/01/35	18,000	20,224,080
4.00%, 9/01/35	13,670	15,359,065
State of California, GO, Various Purposes:
6.50%, 4/01/33	33,550	38,173,861
6.00%, 4/01/38	33,925	38,190,729
Refunding, 4.00%, 9/01/33	48,975	55,301,101
Refunding, 4.00%, 9/01/34	10,000	11,254,300

2	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	$14,125	$16,442,348
Sub-Series I-1, 6.13%, 11/01/19	10,015	11,585,252
Sub-Series I-1, 6.38%, 11/01/19	11,680	13,579,752
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/19 (a)	19,355	21,506,502
University of California, RB, Series O (a):
5.25%, 5/15/19	3,355	3,736,229
5.25%, 5/15/19	11,445	12,745,495

		1,055,512,764
Colorado — 0.1%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,655	5,120,779
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,600	1,774,912

		6,895,691
Connecticut — 1.6%
State of Connecticut, GO, Refunding Series C, 5.00%, 12/15/16	37,470	37,801,235
State of Connecticut, Special Tax Revenue, RB, Series A:
5.00%, 9/01/32	31,085	38,211,547
5.00%, 9/01/33	28,175	34,495,216

		110,507,998
Delaware — 0.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	35,154,630
District of Columbia — 2.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	23,442,180
District of Columbia Water & Sewer Authority, Refunding RB:
Series A, 5.50%, 10/01/18 (a)	7,475	8,158,290
Series A, 6.00%, 10/01/18 (a)	12,630	13,909,672
Series B, 5.25%, 10/01/40	48,060	59,485,784
Series B, 5.25%, 10/01/44	63,075	77,839,596

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	$5,765	$6,373,265

		189,208,787
Florida — 7.2%
City of St. Augustines Florida, RB, 5.75%, 10/01/41	1,345	1,608,755
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC), 5.00%, 10/01/37	10,000	10,396,100
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,615,700
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,684,209
County of Miami-Dade Florida, ARB, AMT, International Airport Hub, Series A (NPFGC), 5.00%, 10/01/39	55,890	57,670,655
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	9,300	10,188,522
Series B-1, 5.75%, 7/01/18	2,400	2,603,256
Series B-1, 6.00%, 7/01/18	30,000	32,670,900
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	6,175	7,631,497
Series A, 5.50%, 10/01/42	5,375	6,393,616
Series B, AMT, 6.25%, 10/01/38	5,000	6,274,350
Series B, AMT, 6.00%, 10/01/42	2,350	2,851,819
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC) (a):
5.50%, 10/01/18	5,505	5,999,019
5.50%, 10/01/18	7,000	7,628,180
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series A, 5.00%, 10/01/17 (a)	25,240	26,256,415
Miami International Airport, Series A, 5.00%, 10/01/37	9,980	10,314,230
Miami International Airport, Series B, 5.50%, 10/01/19 (a)	14,745	16,707,707

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, Refunding RB (continued):
Water & Sewer Systems, Series C, 6.00%, 10/01/18 (a)	$25,000	$27,517,000
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/44	29,160	36,697,568
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae), AMT, 6.00%, 7/01/39	1,515	1,539,740
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,010	11,657,146
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	900	903,366
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	16,825	18,037,241
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	11,125	14,361,596
State of Florida, GO:
Board of Education, Series A, 5.38%, 6/01/33	3,950	4,282,669
Board of Education, Series A, 5.50%, 6/01/38	4,790	5,201,605
Board of Education, Series E, 5.00%, 6/01/37	39,730	44,879,803
Board of Education. Series C, 5.00%, 6/01/37	65,545	68,025,878
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,244,846
State of Florida, GO, Refunding Series B, 5.00%, 1/01/17	38,245	38,657,281
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/15 (c)(d)	155	108,480

Municipal Bonds	Par (000)	Value
Florida (continued)
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	$185	$185,662

		495,794,811
Georgia — 1.3%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	36,229,500
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,279,460
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	4,950	6,082,164
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	4,164,255
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,039,100
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Series D, 6.00%, 7/01/18 (a)	7,395	8,053,377
Project One, Series D, 6.00%, 1/01/23	2,605	2,834,057
Series EE (AMBAC), 7.00%, 1/01/25	20,000	27,942,000

		92,623,913
Illinois — 7.9%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,003,180
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/41	29,835	35,998,911
City of Chicago Illinois O’Hare International Airport, Refunding ARB, 5.00%, 1/01/31	30,450	36,495,543
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 1/01/32	23,410	27,941,474

4	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT:
5.50%, 1/01/34	$5,380	$6,312,085
5.38%, 1/01/39	1,325	1,525,141
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 1/01/46	2,575	2,924,711
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	15,000	16,636,200
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,141,000
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	5,000	5,314,450
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	7,020	7,832,144
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,708,415
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	19,285	22,929,479
DePaul University, Series A, 6.13%, 4/01/21 (a)	11,935	14,600,921
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	9,442,113
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	5,280	5,972,472
Rush University Medical Center, Series C, 6.38%, 5/01/19 (a)	2,860	3,257,769
University of Chicago, Series B, 6.25%, 7/01/18 (a)	25,035	27,363,255
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,215	4,773,445
Central Dupage Health, Series B, 5.75%, 11/01/39	6,000	6,848,160
Mercy Health System, 4.00%, 12/01/35	1,890	2,016,441
Mercy Health System, 4.00%, 12/01/36	2,645	2,817,428
Mercy Health System, 4.00%, 12/01/40	7,220	7,610,746

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Mercy Health System, 4.00%, 12/01/46	$970	$1,014,329
Mercy Health System, 5.00%, 12/01/46	14,350	16,457,298
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	40,365	46,107,325
OSF Healthcare System, Series A, 6.00%, 5/15/39	12,265	14,111,250
Presence Health Network, Series C, 5.00%, 2/15/36	1,000	1,126,740
Presence Health Network, Series C, 5.00%, 2/15/41	28,375	31,840,155
Roosevelt University Project, 6.50%, 4/01/39	7,000	7,648,830
Rush University Medical Center Obligated Group, Series A, 7.25%, 11/01/18 (a)	7,605	8,602,396
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18 (a)	6,900	7,804,935
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A:
5.50%, 6/15/50	15,000	16,125,900
5.50%, 6/15/53	20,000	23,156,600
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Refunding Bonds, Series B-2, 5.25%, 6/15/50	76,445	81,466,672
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	16,472,868
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,020,800
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,075	1,076,720

		543,498,301
Indiana — 3.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,830,844
7.00%, 1/01/44	7,330	9,241,517

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$17,510	$20,570,923
Sisters of St. Francis Health Services, 5.25%, 11/01/39	31,460	35,004,598
Wastewater, 1st Lien, 5.25%, 10/01/31	10,875	12,885,352
Indiana Finance Authority, Refunding RB, Series A:
Parkview Health System, 5.75%, 5/01/31	1,660	1,858,968
Trinity Health, 5.63%, 12/01/38	12,000	13,606,200
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	19,620	21,836,864
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, 5.00%, 1/01/35	23,550	26,188,542
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	13,055	14,473,034
(AGC), 5.50%, 1/01/38	56,725	62,664,675

		223,161,517
Iowa — 1.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	18,750	22,704,000
Series A (AGC), 5.63%, 8/15/19 (a)	5,240	5,930,684
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	38,050	39,299,943
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	9,275	9,941,965
5.50%, 12/01/25	6,165	6,643,158

		84,519,750
Kansas — 0.0%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	200	209,008

Municipal Bonds	Par (000)	Value
Kentucky — 0.2%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 82 (AGM), 5.25%, 10/01/16	$15,000	$15,001,950
Louisiana — 0.8%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,509,877
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	8,030	8,511,800
Series A, 6.50%, 8/01/29	11,470	13,484,820
Series A-1, 6.50%, 11/01/35	17,185	20,491,222
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	9,375	10,614,938

		54,612,657
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	14,721,151
6.95%, 7/01/41	2,235	2,557,756

		17,278,907
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,280	3,922,782
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	12,871,980

		16,794,762
Massachusetts — 4.5%
Commonwealth of Massachusetts, GO:
Series A, 2.00%, 4/24/17	93,000	93,608,220
Series G, 4.00%, 9/01/42	50,000	55,028,000
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,564,035

6	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority, Refunding RB, AMT, 5.00%, 7/01/24	$6,300	$7,425,495
Massachusetts Health & Educational Facilities Authority, RB, Massachusetts Institution of Technology, Series N, 5.00%, 7/01/17 (a)	31,000	31,972,470
Massachusetts Health & Educational Facilities Authority, Refunding RB, Harvard University, Series A, 5.50%, 11/15/36	86,625	95,130,709
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,904,254
Massachusetts School Building Authority, (AMBAC), 5.00%, 8/15/17 (a)	9,810	10,170,419
Massachusetts School Building Authority, Refunding RB, Series B, 5.00%, 8/15/18	5,900	6,354,182
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,921,900

		312,079,684
Michigan — 0.9%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,654,181
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	4,490	4,950,674
6.00%, 10/15/18 (a)	7,550	8,324,630
6.25%, 10/15/18 (a)	2,710	3,001,731
6.00%, 10/15/38	415	455,844
6.25%, 10/15/38	250	275,863
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (a)	4,225	4,836,653
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital (a):
Series V, 8.25%, 9/01/18	18,130	20,669,832
Series W, 6.00%, 8/01/19	5,145	5,875,950

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/18 (a)	$4,540	$5,028,731
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	955	1,022,108

		62,096,197
Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/18 (a)	5,940	6,664,680
Series B (AGC), 6.50%, 11/15/18 (a)	2,775	3,098,982
Series B (AGC), 6.50%, 11/15/38	15,240	16,855,135
County of Ramsey Minnesota Housing & Redevelopment Authority, RB, Hanover Townhouses Project, M/F Housing, AMT, 6.00%, 7/01/31	1,110	1,112,342

		27,731,139
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,890	2,071,780
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,319,161
Nebraska — 0.5%
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A:
5.25%, 2/01/42	14,265	17,259,651
5.25%, 2/01/46	14,670	17,700,529

		34,960,180
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	12,925	14,547,604
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	59,109,644

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series B (a):
5.75%, 7/01/19	$3,125	$3,531,563
5.75%, 7/01/19	32,685	36,937,318

		114,126,129
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,605	17,715,264
New Jersey — 5.1%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	15	15,713
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	5,965,100
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	3,180	3,314,228
County of Mercer New Jersey, GO, Refunding, 2.00%, 8/30/17	45,425	45,859,263
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/18 (a)	3,600	3,936,888
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/24	3,745	4,344,500
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,736,910
Series WW, 5.25%, 6/15/40	14,955	16,892,121
New Jersey EDA, Refunding RB:
5.00%, 3/01/28	3,900	4,353,921
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	8,280	9,281,797
School Facilities Construction, Series NN, 5.00%, 3/01/24	1,735	1,979,358
School Facilities Construction, Series NN, 5.00%, 3/01/25	6,000	6,814,080
School Facilities Construction, Series NN, 5.00%, 3/01/26	9,830	11,093,548
School Facilities Construction, Series NN, 5.00%, 3/01/29	805	896,464

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, Series NN, 5.00%, 3/01/30	$1,200	$1,331,028
Series XX, 5.00%, 6/15/22	4,810	5,466,277
Series XX, 5.00%, 6/15/23	500	574,930
Series XX, 5.00%, 6/15/24	400	462,608
Series XX, 5.00%, 6/15/25	865	1,004,602
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (a):
7.13%, 6/01/19	2,870	3,330,606
7.50%, 6/01/19	9,200	10,767,128
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21	1,200	1,462,200
AHS Hospital Corp., 6.00%, 7/01/21	33,185	40,401,410
St. Joseph’s Healthcare System, 6.63%, 7/01/18 (a)	200	220,048
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	445	506,294
5.75%, 12/01/28	365	412,684
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	180	185,852
6.50%, 10/01/38	190	195,932
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 6.00%, 6/15/35	2,155	2,493,163
Series A, 5.88%, 12/15/38	14,255	15,575,013
Series AA, 5.50%, 6/15/39	39,890	45,542,812
Series B, 5.25%, 6/15/36	16,500	18,278,535
State of New Jersey, GO, Refunding Series Q, 5.00%, 8/15/20	6,670	7,538,167
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	10,000	9,667,800
Township of Hamilton New Jersey, GO, Refunding, 2.00%, 6/08/17	46,647	46,990,788

		353,891,768
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	315,167

8	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New York — 16.9%
City of New York New York, GO:
Sub-Series E-1, 6.25%, 10/15/18 (a)	$12,875	$14,269,234
Sub-Series E-1, 6.25%, 10/15/28	575	636,652
SubSeries I-1, 5.63%, 4/01/19 (a)	1,475	1,646,897
SubSeries I-1, 5.63%, 4/01/29	1,285	1,426,633
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,681,625
6.88%, 11/01/38	7,785	8,501,687
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Subseries, 5.25%, 6/15/37	45,000	57,344,400
Fiscal 2009, Series EE, 5.25%, 6/15/40	5,000	5,560,400
Water & Sewer System, Series EE, 5.38%, 6/15/43	7,125	8,321,216
City of New York New York Water & Sewer System, RB:
2nd General Resolution, Series DD (BHAC), 5.75%, 6/15/40	9,500	10,280,805
Fiscal 2009, Series A, 5.75%, 6/15/18 (a)	1,430	1,548,447
Fiscal 2009, Series A, 5.75%, 6/15/40	4,770	5,171,396
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	19,800	20,892,168
5.00%, 6/01/45	22,495	22,327,412
County of Albany New York, GO, Refunding, 2.00%, 5/25/17	45,123	45,470,447
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	9,025	10,632,713
Long Island Power Authority, Refunding RB, Electric System, Series A (a):
5.50%, 5/01/19	1,500	1,673,115
6.00%, 5/01/19	56,950	64,248,142
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	36,288,900
Series C, 6.50%, 11/15/18 (a)	17,505	19,592,121
Series C, 6.50%, 11/15/28	5,960	6,659,883
Series D, 5.25%, 11/15/41	8,030	9,516,514

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB (continued):
Sub-Series D-1, 5.25%, 11/15/44	$38,000	$46,674,260
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 5.25%, 11/15/56	61,885	75,575,819
Series B, 5.00%, 11/15/37	78,630	95,253,955
Series C-1, 5.25%, 11/15/56	27,340	33,662,922
SubSeries C-1, 5.25%, 11/15/31	14,000	17,525,480
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	17,025	19,627,271
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.00%, 5/01/40	65,000	78,650,650
New York State Urban Development Corp., Refunding RB, Series D, 5.63%, 1/01/28	3,000	3,311,820
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	59,000	67,965,050
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	13,540	14,997,581
5.00%, 8/01/31	29,320	32,016,267
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	5,000	5,096,300
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
151th Series, 6.00%, 9/15/28	74,880	80,281,843
152nd Series, 5.75%, 11/01/30	4,695	5,036,796
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	37,510	45,807,587
State of New York Dormitory Authority, RB:
Columbia University, 5.00%, 7/01/38	46,870	50,225,423
Personal Income Tax Revenue, Series C, 5.00%, 3/15/17	28,480	29,037,638
Series A, 5.00%, 2/15/41	20,000	24,350,800

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB (continued):
Series B, 5.75%, 3/15/36	$19,280	$21,551,377
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	40,960	49,792,205
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,249,695
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.25%, 11/15/45	7,805	9,589,925

		1,168,971,471
North Carolina — 0.1%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,446,280
State of North Carolina, RB, Series A, 5.25%, 5/01/31	4,000	4,576,520

		8,022,800
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	40,000	39,172,400
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	600,880
6.50%, 11/15/37	12,690	15,702,352
6.00%, 11/15/41	4,415	5,333,276
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,595	11,742,121
Hamilton County Ohio Sales Tax Revenue, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	20,141,600
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	15,315	16,824,446

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	$7,500	$8,873,100

		118,390,175
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	320	320,637
Pennsylvania — 1.4%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (e)	2,200	2,469,852
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	9,520	10,668,207
6.38%, 1/01/39	1,055	1,175,207
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 6/01/29	6,670	7,546,038
6.00%, 6/01/19 (a)	6,090	6,899,544
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 6/01/19 (a)	3,295	3,733,004
6.00%, 6/01/36	595	669,631
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,185,601
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,455	2,720,017
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	3,475	3,881,332
Pennsylvania Turnpike Commission, RB:
Series B, 5.25%, 6/01/39	22,500	24,687,450
Subordinate, Special Motor License Fund, 6.00%, 12/01/20	1,195	1,397,218
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	26,135,560

		93,168,661

10	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
South Carolina — 1.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	$4,455	$5,420,488
6.25%, 8/01/34	1,525	1,829,298
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	32,085	38,196,230
State of South Carolina Public Service Authority, Refunding RB, Series A:
Santee Cooper, 5.50%, 12/01/33	6,465	7,954,601
Santee Cooper, 5.75%, 12/01/43	19,875	24,663,285
5.50%, 1/01/19 (a)	2,200	2,423,058

		80,486,960
Texas — 8.1%
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	33,450	37,257,614
6.00%, 5/15/19 (a)	30,645	34,628,237
6.00%, 11/15/35	1,705	1,935,993
5.38%, 11/15/38	1,855	2,049,645
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien, 5.25%, 11/15/30	24,305	28,293,451
City Public Service Board of San Antonio, Refunding RB, 5.00%, 2/01/17 (a)	28,990	29,394,700
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	465	553,843
7.00%, 1/01/43	1,075	1,314,994
7.00%, 1/01/48	2,625	3,207,698
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	11,022,974
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	3,700	4,398,708
6.00%, 8/15/20	46,300	55,043,292

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC):
5.00%, 12/01/16 (a)	$16,230	$16,347,018
5.00%, 12/01/36	11,630	11,713,852
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	11,000	12,468,500
Series H, 5.00%, 11/01/37	32,100	36,501,231
Series H, 5.00%, 11/01/42	29,625	33,595,343
Dallas-Fort Worth International Airport, Refunding RB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	11,180	12,572,804
Grand Parkway Transportation Corp., RB, Series B, 5.25%, 10/01/51	12,155	14,427,377
Harris County Cultural Education Facilities Finance Corp., RB, 5.50%, 10/01/39	8,500	9,539,295
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,417,067
North Texas Municipal Water District, Refunding RB, 6.25%, 6/01/18	2,795	3,041,687
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,862,600
North Texas Tollway Authority, Refunding RB, 1st Tier System:
6.00%, 1/01/34	11,490	13,627,829
(NPFGC), 5.75%, 1/01/18 (a)	2,895	3,068,729
(NPFGC), 5.75%, 1/01/40	935	986,640
Series A (NPFGC), 6.00%, 1/01/28	185	205,200
Series K-2 (AGC), 6.00%, 1/01/19 (a)	2,245	2,494,913
Series S, 5.75%, 1/01/18 (a)	8,425	8,930,584
Series S, 5.75%, 1/01/18 (a)	3,890	4,123,439
Series SE, 5.75%, 1/01/40	1,445	1,527,596
State of Texas, GO:
Transportation Commission, Refunding, Series A, 5.00%, 10/01/44	40,000	47,885,600
Water Financial Assistance, Series D, AMT, 5.13%, 8/01/47	10,750	11,075,725
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	24,825	29,652,470

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$23,000	$27,014,650
Texas Water Development Board, RB, 5.25%, 10/15/46 (f)	30,415	37,870,021

		561,051,319
Utah — 1.2%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	70,000	79,729,300
Vermont — 0.0%
Vermont Student Assistance Corp., RB, AMT, Series A, 5.00%, 6/15/26	1,700	1,990,989
Virginia — 1.1%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/17 (a)	31,970	32,331,261
Virginia HDA, RB, M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	2,865	3,098,469
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	31,085	37,103,678

		72,533,408
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Series A (a):
5.00%, 11/01/17	15,715	16,433,019
5.00%, 11/01/17	8,500	8,888,365
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,755,995
State of Washington, GO:
Series 2017-AGO, Series 2017-A, 5.00%, 8/01/41	10,000	12,158,000
Series 2017-A, 5.00%, 8/01/38	10,050	12,257,985
Refunding Series R 2017-A, 5.00%, 8/01/33	24,115	29,888,613

Municipal Bonds	Par (000)	Value
Washington (continued)
State of Washington, GO (continued):
Refunding Series R 2017-A, 5.00%, 8/01/34	$10,000	$12,344,500
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	25,512,178
MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,000	2,288,060
Swedish Health Services, Series A, 6.75%, 5/15/21 (a)	16,000	20,088,160
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,090	11,090,625

		153,705,500
Wisconsin — 0.4%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	8,772,820
Public Finance Authority, Refunding RB, AMT, National Gypsum Co., 5.25%, 4/01/30	5,900	6,570,948
Wisconsin Health & Educational Facilities Authority, RB, Marshfield Clinic Health System, Series B, 5.00%, 2/15/46 (f)	11,000	12,523,500

		27,867,268
Total Municipal Bonds – 93.6%		6,480,145,065

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Utah — 1.0%
Cleburne Independent School District, GO, (PSF-GTD), 5.00%, 2/15/41	33,695	40,820,758

12	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Utah (continued)
County of Utah Utah, RB, IHS Health Services, Inc., Series B, 5.00%, 5/15/46	$22,500	$26,986,500
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.0%		67,807,258
Total Long-Term Investments (Cost — $6,145,113,517) — 94.6%		6,547,952,323

Short-Term Securities	Shares
Money Market Funds — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.63% (h)(i)	235,487,980	235,487,980

Municipal Bonds — 1.4%	Par (000)	Value
New York — 1.4%
Metropolitan Transportation Authority New York, Series A-1F, 2.00%, 10/01/16	$100,000	$100,000,000
Total Short-Term Securities (Cost — $335,487,980) — 4.8%		335,487,980
Total Investments (Cost — $6,480,601,497*) — 99.4%		6,883,440,303
Other Assets Less Liabilities — 1.0%		70,282,451
Liability for TOB Trust Certificates, Including Interest Epense and Fees Payable — (0.4)%		(28,127,609)

Net Assets — 100.0%		$6,925,595,145

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,452,171,777

Gross unrealized appreciation	$411,373,361
Gross unrealized depreciation	(8,204,821)

Net unrealized appreciation	$403,168,540

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	23,262,363	212,225,617	235,487,980	$235,487,980	$728,681

(i)	Current yield as of period end.

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(194)	5-Year U.S. Treasury Note	December 2016	$23,574,031	$(4,907)
(843)	10-Year U.S. Treasury Note	December 2016	$110,538,375	99,165
(564)	Long U.S. Treasury Bond	December 2016	$94,840,125	639,407
(129)	Ultra U.S. Treasury Bond	December 2016	$23,719,875	213,313
Total				$946,978

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

14	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments and derivative financial instruments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$6,547,952,323	—	$6,547,952,323
Short-Term Securities	$235,487,980	100,000,000	—	335,487,980

Total	$235,487,980	$6,647,952,323	—	$6,883,440,303

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$951,885	—	—	$951,885
Liabilities:
Interest rate contracts	(4,907)	—	—	(4,907)

Total	$946,978	—	—	$946,978

[1] See above Schedule of Investments for values in each state.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016	15

Schedule of Investments (concluded)	BlackRock National Municipal Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$4,002,000	—	—	$4,002,000
Liabilities:
TOB Trust Certificates	—	$(28,099,986)	—	(28,099,986)

Total	$4,002,000	$(28,099,986)	—	$(24,097,986)

During the period ended September 30, 2016, there were no transfers between levels.

16	BLACKROCK NATIONAL MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.0%
Auburn University, Refunding RB, Series A, 5.00%, 6/01/20	$250	$285,613
Arizona — 1.5%
Arizona Health Facilities Authority, Refunding RB, 5.00%, 1/01/19	2,735	2,981,916
City of Peoria Arizona, GO, Refunding Series E, 4.00%, 7/15/19	5,325	5,769,318

		8,751,234
California — 14.5%
California Municipal Finance Authority, RB, Series A, 0.85%, 11/01/17	3,000	2,994,390
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/19	6,360	7,037,149
California State University, Refunding RB, Series A, 5.00%, 11/01/18	1,800	1,955,160
California Statewide Communities Development Authority, Refunding RB, Rady Children’s Hospital, Series A:
4.00%, 8/15/18	1,125	1,188,608
4.00%, 8/15/19	625	677,031
City of Long Beach California Harbor Revenue, Refunding RB, AMT, Series A, 5.00%, 5/15/17	1,500	1,538,160
City of Los Angeles Department of Airports, Refunding RB, AMT:
4.00%, 5/15/17	1,220	1,243,766
5.00%, 5/15/18	1,380	1,470,942
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,020	1,077,314
County of Los Angeles California, GO, 3.00%, 6/30/17	6,300	6,405,966
Los Angeles Community College District, GO, Refunding:
Election of 2008, Series A, 6.00%, 8/01/19 (a)	3,135	3,584,214
Series C, 5.00%, 8/01/17	2,500	2,587,875
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 12/01/18	10,000	10,863,500
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 7/01/17	1,000	1,031,680
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 4.00%, 5/15/20	9,450	10,470,316

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	$3,500	$3,895,780
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A:
4.00%, 7/01/18	2,000	2,113,320
5.00%, 7/01/19	1,055	1,175,703
Southern California Public Power Authority, Refunding RB, Canyon Power Project, Series A, 5.25%, 1/01/20 (a)	3,325	3,786,443
State of California, GO:
5.00%, 9/01/17	6,200	6,438,204
5.00%, 4/01/20	5,585	6,167,292
Refunding Series A, 5.00%, 7/01/19 (a)	5,500	6,113,305
West Contra Costa Unified School District, GO, Election of 2005, Series B, 5.63%, 8/01/18 (a)	1,300	1,414,296

		85,230,414
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series B, 5.00%, 1/01/18	4,440	4,661,068
Connecticut — 2.8%
Bristol Housing Authority, RB, 0.82%, 8/01/18 (b)	1,800	1,795,230
State of Connecticut, GO, Series A, 5.00%, 4/01/17	6,000	6,125,580
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 8/01/19	3,000	3,334,080
State of Connecticut, Special Tax Revenue, Refunding RB:
5.00%, 8/01/18	1,360	1,459,783
5.00%, 8/01/19	2,665	2,961,775
University of Connecticut, RB, Series A, 5.00%, 2/15/18	1,000	1,055,470

		16,731,918
District of Columbia — 1.6%
District of Columbia Water & Sewer Authority, Refunding RB, Sub Lien, Series A (AGC), 5.00%, 10/01/18 (a)	4,000	4,326,040
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,160,080

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 7/01/19	$1,000	$1,052,160

		9,538,280
Florida — 6.2%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 9/01/19	3,440	3,842,996
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,280,154
Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/18	17,985	19,254,381
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,040,537
South Florida Water Management District, COP, Refunding:
5.00%, 10/01/17	2,000	2,084,140
5.00%, 10/01/19	1,500	1,679,190
State of Florida, GO, Refunding, Series A, 5.00%, 7/01/19	6,500	7,226,700

		36,408,098
Illinois — 4.1%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 5.00%, 11/01/17	1,075	1,120,172
Illinois State Toll Highway Authority, Refunding RB, Series D, 5.00%, 1/01/18	1,250	1,311,750
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding Series A, 5.00%, 12/01/17	1,005	1,052,928
Regional Transportation Authority, GO, Refunding, ERS, Series B, 0.75%, 6/01/25 (b)	14,270	14,270,000
State of Illinois, GO, 4.00%, 2/01/17	2,000	2,018,740

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, Refunding RB, 5.00%, 6/15/19	$3,715	$4,099,651

		23,873,241
Indiana — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Indianapolis Airport Authority Project, AMT, 5.00%, 1/01/19	1,250	1,358,163
Iowa — 3.2%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.16%, 4/01/22 (b)	18,960	18,960,000
Kentucky — 0.9%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	5,000	5,147,250
Maine — 0.4%
Maine Municipal Bond Bank, Refunding RB, Series D, 5.00%, 11/01/18	2,300	2,494,764
Massachusetts — 6.3%
Commonwealth of Massachusetts, GO, Refunding, Series B, 5.00%, 8/01/19	7,595	8,455,134
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/20	7,540	8,557,674
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 8/01/18	3,500	3,765,790
Massachusetts Health & Educational Facilities Authority, RB, Massachusetts Institution of Technology, Series N, 5.00%, 7/01/17 (a)	5,000	5,156,850
Massachusetts State Educational Financing Authority, RB, AMT:
4.00%, 1/01/17	800	804,904
4.00%, 1/01/18	1,750	1,801,852
University of Massachusetts Building Authority, RB, Senior Series 1, 5.00%, 11/01/17	8,000	8,359,840

		36,902,044
Michigan — 1.0%
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/17	300	313,371

2	BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB (continued):
Henry Ford Health System, 5.00%, 11/15/18	$270	$291,905
Trinity Health Corp., 5.00%, 12/01/17	2,460	2,578,473
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/19	800	894,824
Michigan State Hospital Finance Authority, RB, 0.95%, 11/15/33 (b)	1,935	1,933,936

		6,012,509
Missouri — 0.5%
University of Missouri, Refunding RB, Series A, 4.00%, 11/01/17	2,555	2,644,067
Nevada — 2.8%
County of Clark Department of Aviation, Refunding RB, Series B, 5.00%, 7/01/18	2,250	2,407,590
County of Clark Nevada School District, GO, Refunding, Series B, 5.50%, 6/15/17	13,760	14,212,429

		16,620,019
New Jersey — 5.4%
New Jersey EDA, Refunding RB, 5.00%, 12/15/16	1,925	1,940,612
New Jersey Educational Facilities Authority, RB:
5.00%, 6/01/17	12,910	13,233,654
Princeton University, Series A, 5.00%, 7/01/18	2,890	3,100,825
New Jersey Educational Facilities Authority, Refunding RB:
Series A, 5.00%, 7/01/17	2,345	2,419,454
The William Paterson University of New Jersey (BAM), 5.00%, 7/01/19	1,995	2,206,510
The William Paterson University of New Jersey (BAM), 5.00%, 7/01/20	1,160	1,321,263
New Jersey Environmental Infrastructure Trust, Refunding RB, Series AR, 4.00%, 9/01/20	5,000	5,575,750

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, Meridian Health System, 5.00%, 7/01/17	$2,000	$2,058,900

		31,856,968
New Mexico — 0.9%
County of Albuquerque Bernalillo Water Utility Authority, Refunding RB, 5.00%, 7/01/18	3,470	3,721,853
New Mexico Finance Authority, Refunding RB, 5.00%, 6/15/18	1,330	1,424,616

		5,146,469
New York — 20.2%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/20	335	378,235
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project, 5.00%, 11/01/19	2,950	3,308,307
City of New York, GO, Refunding, Series A, 5.00%, 8/01/19	10,000	11,111,600
City of New York New York, GO, Refunding, , Fiscal 2014, Series E, 5.00%, 8/01/18	1,000	1,073,590
Corning City School District, GO, Refunding, 2.00%, 6/22/17	5,000	5,027,800
County of Nassau New York, GO, Series C, 5.00%, 4/01/19	1,400	1,536,976
County of Westchester New York, GO, Series A, 5.00%, 1/01/20	3,250	3,677,277
Erie County Industrial Development Agency, Refunding RB, 5.00%, 5/01/18	2,000	2,131,780
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Series E-1, 5.00%, 2/01/18	4,655	4,911,677
Series E-1, 5.00%, 2/01/19	5,000	5,476,050
Series F-1, 5.00%, 2/01/20	4,265	4,834,591
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB:
Fiscal 2014, Series C, 5.00%, 11/01/17	2,180	2,279,212
Series B, 5.00%, 11/01/18	3,605	3,912,362
New York State Dormitory Authority, RB, Series A:
5.00%, 2/15/17	2,495	2,535,020
5.00%, 3/15/18	7,125	7,551,574

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB:
Series A, 5.00%, 3/15/18	$20,000	$21,197,400
Wyckoff Heights Medical Center, 4.00%, 2/15/18	2,200	2,291,124
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 6/15/18	5,000	5,360,000
New York State Thruway Authority, Refunding RB, Series B (AMBAC), 5.50%, 4/01/20	1,175	1,361,179
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	6,596,682
New York State Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/19	15,000	16,484,850
Port Authority of New York & New Jersey, RB, 5.00%, 9/15/19	5,000	5,557,000

		118,594,286
North Carolina — 0.6%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, 5.00%, 7/01/18	3,500	3,754,030
Ohio — 4.2%
City of Columbus Ohio, GO, Series A, 5.00%, 2/15/18	10,000	10,572,400
City of Garfield Heights Ohio, GO, Refunding, 1.50%, 6/21/17	1,250	1,254,662
City of Marion, GO, Refunding, 2.00%, 9/07/17	1,000	1,008,070
City of Springfield, GO, 1.50%, 8/03/17	1,000	1,003,620
Hamilton County OH Sales Tax Revenue, Refunding RB, Series A:
3.00%, 12/01/19	1,700	1,801,592
5.00%, 12/01/19	1,000	1,121,910
South-Western City School District, GO, Refunding, 4.00%, 12/01/18	1,000	1,064,400
State of Ohio, GO, Series B, 5.00%, 3/15/19	5,000	5,500,650

Municipal Bonds	Par (000)	Value
Ohio (continued)
Village of Woodmere OH, GO, 1.50%, 10/04/17 (c)	$1,400	$1,405,670

		24,732,974
Oklahoma — 0.3%
County of Cleveland Oklahoma Educational Facilities Authority, LRB, Norman Public Schools Project, 5.00%, 7/01/17	1,520	1,565,463
Oregon — 2.6%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A:
1st Lien, 5.00%, 6/01/19	10,000	11,087,800
5.00%, 6/15/18	3,750	4,015,312

		15,103,112
Pennsylvania — 5.0%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/17	2,000	2,057,500
Commonwealth of Pennsylvania, GO, 2nd Series, 5.00%, 9/15/19	5,000	5,554,200
County of Bucks Pennsylvania, GO, Refunding, 5.00%, 5/01/19	1,500	1,656,585
County of Lehigh Pennsylvania IDA, Refunding RB, Place Electric Utilities Corp. (b):
0.90%, 2/15/27	5,000	4,995,200
0.90%, 9/01/29	5,000	4,993,850
Pennsylvania Economic Development Financing Authority, Refunding RB:
5.00%, 1/01/20	1,500	1,670,730
Series A, 5.00%, 7/01/18	5,000	5,362,900
Pennsylvania Higher Educational Facilities Authority, Refunding RB, State System of Higher Education, Series AL, 5.00%, 6/15/19	2,010	2,223,221
Pennsylvania Turnpike Commission, Refunding RB, Series A, 5.00%, 12/01/19	655	735,945

		29,250,131
Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 6/01/17	5,000	5,100,300

4	BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Tennessee — 2.2%
State of Tennessee, GO, Refunding:
Series A, 5.00%, 8/01/18	$5,000	$5,380,650
State of Tennessee, GO, Refunding (continued):
Series A, 5.00%, 8/01/19	4,565	5,092,896
Series B, 5.00%, 8/01/19	2,165	2,415,361

		12,888,907
Texas — 7.2%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,047,140
City of San Antonio Texas, GO, Refunding, 5.00%, 2/01/18	2,475	2,611,150
City of San Antonio Texas, Refunding RB, Junior Lien, Series A, 5.00%, 5/15/18	1,000	1,066,320
City Public Service Board of San Antonio, Refunding RB:
Junior Lien, 5.00%, 2/01/18	6,000	6,328,380
Series D, 5.00%, 2/01/19	6,485	7,093,163
County of Harris Texas, Refunding RB, Senior Lien, Series A, 5.00%, 8/15/19	500	557,295
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Baylor College of Medicine, 5.00%, 11/15/18	3,455	3,740,072
Baylor College of Medicine, 5.00%, 11/15/19	1,660	1,857,092
Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	527,719
Lubbock Health Facilities Development Corp., Refunding RB, St. Joseph Health System, Series B, 5.00%, 7/01/17	2,000	2,060,280
North Texas Municipal Water District, Refunding RB, 5.00%, 9/01/18	5,910	6,370,389
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/20	1,000	1,123,240
Plano Independent School District, GO, Refunding, Series B, 5.00%, 2/15/19	2,105	2,306,027

Municipal Bonds	Par (000)	Value
Texas (continued)
Tarrant Regional Water District, Refunding RB, Water Control and Improvement District, 5.00%, 3/01/20	$3,980	$4,507,629

		42,195,896
Utah — 1.0%
County of Washington School District, GO, Refunding, Utah School Board Guaranty Program, 5.00%, 3/01/19	5,355	5,887,448
Virginia — 1.2%
Spotsylvania County, GO, 5.00%, 6/01/20	2,485	2,850,618
Virginia Public School Authority, RB, 5.00%, 7/15/18	4,080	4,384,042

		7,234,660
Washington — 3.4%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 5.00%, 9/01/18	15,715	16,939,198
State of Washington, GO, 5.00%, 7/01/18 (a)	2,625	2,812,189
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 3/01/18	290	305,251

		20,056,638
Wisconsin — 0.4%
City of Milwaukee WI Sewerage System Revenue, RB, Series S7, 5.00%, 6/01/18	2,000	2,134,160
Total Long-Term Investments (Cost — $600,547,285) — 102.3%		601,120,124

Short-Term Securities
Commercial Paper — 0.8%
County of Harris Texas, 0.75%, 10/03/16	5,000	4,999,950
	Shares
Money Market Fund — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.63% (e)(f)	357,957	357,957
Total Short-Term Securities (Cost — $5,357,957) — 0.9%		5,357,907

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Value
Total Investments (Cost — $605,905,242*) — 103.2%	$606,478,031
Liabilities in Excess of Other Assets — (3.2)%	(18,990,440)

Net Assets — 100.0%	$587,487,591

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$605,905,242

Gross unrealized appreciation	$992,464
Gross unrealized depreciation	(419,675)

Net unrealized appreciation	$572,789

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,471,442	(16,113,485)	357,957	$357,957	$2,719

(f)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GO	General Obligation Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
LRB	Lease Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

6	BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$601,120,124	—	$601,120,124
Short-Term Securities	$357,957	4,999,950	—	5,357,907

Total	$357,957	$606,120,074	—	$606,478,031

[1]	See above Schedule of Investments for values in each state or political subdivision.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK SHORT-TERM MUNICIPAL FUND	SEPTEMBER 30, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 22, 2016